PREPAID LEASES (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014
2015	$ 4,516,249	$ 3,181,613
2016	4,516,249	3,780,349
2017	4,516,249	3,780,349
2018	4,516,249	3,780,349
2019	4,516,249	3,780,349
Thereafter	12,432,690	8,838,297
Operating Leases, Future Minimum Payments Due	$ 35,013,935	$ 27,141,306